UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797931.106

AAG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.2%
Johnson Controls, Inc.	12,000	$ 373,200
Diversified Consumer Services - 2.2%
DeVry, Inc.	5,464	345,052
Strayer Education, Inc.	1,600	362,928
		707,980
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)(c)	23,900	397,457
Starbucks Corp. (a)	14,045	321,771
		719,228
Household Durables - 1.3%
Harman International Industries, Inc.	9,347	403,230
Internet & Catalog Retail - 1.0%
Expedia, Inc.	14,285	317,698
Media - 2.5%
Discovery Communications, Inc. (a)	7,566	235,681
Focus Media Holding Ltd. ADR (a)(c)	10,100	155,843
McGraw-Hill Companies, Inc.	11,590	396,378
		787,902
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	10,304	375,272
Ross Stores, Inc.	5,881	287,640
TJX Companies, Inc.	12,971	539,983
Urban Outfitters, Inc. (a)	9,919	319,491
Zumiez, Inc. (a)(c)	22,079	316,613
		1,838,999
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	13,807	358,016
Polo Ralph Lauren Corp. Class A	3,900	311,727
		669,743
TOTAL CONSUMER DISCRETIONARY		5,817,980
CONSUMER STAPLES - 4.4%
Beverages - 2.7%
Heckmann Corp. (a)(c)	143,849	860,217
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.7%
Bunge Ltd.	5,323	$ 317,198
Origin Agritech Ltd. (a)	25,100	222,135
		539,333
TOTAL CONSUMER STAPLES		1,399,550
ENERGY - 8.1%
Energy Equipment & Services - 3.6%
Exterran Holdings, Inc. (a)	7,100	161,525
Helmerich & Payne, Inc.	8,453	342,516
Weatherford International Ltd. (a)	38,636	644,835
		1,148,876
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	6,600	303,666
Arch Coal, Inc.	14,100	317,109
CONSOL Energy, Inc.	7,000	352,520
Denbury Resources, Inc. (a)	20,597	290,006
Overseas Shipholding Group, Inc.	3,829	170,352
		1,433,653
TOTAL ENERGY		2,582,529
FINANCIALS - 6.6%
Capital Markets - 1.0%
Charles Schwab Corp.	16,900	309,439
Commercial Banks - 2.1%
Regions Financial Corp.	48,300	326,025
SunTrust Banks, Inc.	14,667	349,221
		675,246
Diversified Financial Services - 2.5%
Moody's Corp. (c)	15,100	401,962
MSCI, Inc. Class A (a)	13,140	393,937
		795,899
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	96,327	334,705
TOTAL FINANCIALS		2,115,289
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.8%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	6,615	$ 327,575
Alnylam Pharmaceuticals, Inc. (a)(c)	5,500	95,810
Dendreon Corp. (a)	10,852	338,908
Human Genome Sciences, Inc. (a)	5,800	163,270
Isis Pharmaceuticals, Inc. (a)	14,966	132,299
Vertex Pharmaceuticals, Inc. (a)	7,820	317,570
		1,375,432
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)	42,672	1,133,791
Cyberonics, Inc. (a)	38,607	689,135
Edwards Lifesciences Corp. (a)	3,461	317,824
NuVasive, Inc. (a)	10,418	416,199
		2,556,949
Health Care Providers & Services - 1.0%
Community Health Systems, Inc. (a)	9,100	311,857
Health Care Technology - 1.1%
Cerner Corp. (a)	4,091	339,348
Pharmaceuticals - 0.4%
Inspire Pharmaceuticals, Inc. (a)	19,400	119,892
TOTAL HEALTH CARE		4,703,478
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	5,700	642,675
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (c)	6,000	319,980
Building Products - 2.2%
Lennox International, Inc.	16,200	683,640
Construction & Engineering - 2.0%
Fluor Corp.	7,800	333,840
Jacobs Engineering Group, Inc. (a)	7,800	302,640
		636,480
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	7,300	331,128
Machinery - 6.9%
AGCO Corp. (a)	9,372	320,991
Bucyrus International, Inc. Class A	5,500	344,080
Cummins, Inc.	6,800	386,104
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	3,300	$ 330,297
IDEX Corp.	5,600	173,600
Ingersoll-Rand Co. Ltd.	9,700	309,527
Joy Global, Inc.	6,400	325,120
		2,189,719
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	233,010
Road & Rail - 1.1%
CSX Corp.	7,000	332,220
TOTAL INDUSTRIALS		5,368,852
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 2.2%
Juniper Networks, Inc. (a)	25,195	704,956
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	10,900	317,517
Western Digital Corp. (a)	8,426	325,496
		643,013
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	21,758	684,507
Avnet, Inc. (a)	12,200	336,842
Maxwell Technologies, Inc. (a)(c)	10,603	146,958
		1,168,307
Semiconductors & Semiconductor Equipment - 9.1%
Altera Corp.	20,732	506,483
ASM International NV (NASDAQ) (a)	12,900	302,763
ASML Holding NV (NY Shares)	10,000	308,300
KLA-Tencor Corp.	10,466	304,875
Lam Research Corp. (a)	4,300	145,813
Marvell Technology Group Ltd. (a)	15,480	299,074
National Semiconductor Corp.	22,300	322,904
NVIDIA Corp. (a)	21,609	350,066
Xilinx, Inc.	13,700	353,871
		2,894,149
Software - 7.3%
Adobe Systems, Inc. (a)	9,600	332,640
ANSYS, Inc. (a)	7,664	336,143
Autonomy Corp. PLC (a)	12,564	293,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	13,200	$ 486,288
Citrix Systems, Inc. (a)	8,000	344,080
Informatica Corp. (a)	13,742	350,696
VMware, Inc. Class A (a)	3,847	190,465
		2,333,481
TOTAL INFORMATION TECHNOLOGY		7,743,906
MATERIALS - 5.7%
Chemicals - 5.7%
Intrepid Potash, Inc. (a)(c)	11,400	313,728
Potash Corp. of Saskatchewan, Inc.	4,400	485,056
The Mosaic Co.	17,498	1,021,708
		1,820,492
TOTAL COMMON STOCKS (Cost $30,485,869)		31,552,076
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.16% (d)	96,310	96,310
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	1,461,675	1,461,675
TOTAL MONEY MARKET FUNDS (Cost $1,557,985)		1,557,985
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $32,043,854)		33,110,061
NET OTHER ASSETS - (4.0)%		(1,265,313)
NET ASSETS - 100%		$ 31,844,748
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	4,396
Total	$ 4,532
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $32,294,187. Net unrealized appreciation aggregated $815,874, of which $3,491,033 related to appreciated investment securities and $2,675,159 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010